BUSINESS COMBINATION (Acquisition of Hetu, Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2015	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2013
Non-compete agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				2 years 7 months 6 days
Hetu [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired in cost method investee		20.00%
Cash consideration		$ 16
Percentage of equity interest in cost method investee					18.18%
Percentage of equity interest acquired	81.82%
Consideration to acquire remainder of business	$ 9,410
Percentage of equity interest accumulated in aggregate	100.00%
Actual revenue from acquisition date			$ 5,253
Actual net income from acquisition date			$ 4,399
Hetu [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 79
Identified intangible assets, estimated useful life	36 months
Hetu [Member] | Royalty [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 2,044
Identified intangible assets, estimated useful life	18 months
Hetu [Member] | IPR&D [Member]
Business Acquisition [Line Items]
Total identifiable intangible assets	$ 2,751
Identified intangible assets, estimated useful life	46 months
Hetu [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares		1,150,385
Share consideration, fair value of shares		$ 1,722